UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8338

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1.            SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING MARKETS
FLOATING RATE FUND INC.

FORM N-Q

MAY 31, 2006

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Schedule of Investments  (unaudited)

May 31, 2006

Face Amount	Security(a)	Value
SOVEREIGN BONDS — 87.8%
Argentina — 5.2%
	Republic of Argentina:
$1,181,250	4.889% due 8/3/12 (b)	$1,090,356
2,722,564	Discount Notes, 8.280% due 12/31/33	2,534,027
7,418,397	GDP Linked Securities, 0.000% due 12/15/35 (c)	678,783
	Total Argentina	4,303,166
Brazil — 15.7%
	Federative Republic of Brazil:
9,276,000	11.000% due 8/17/40	11,305,125
1,774,204	MYDFA, 5.938% due 9/15/07 (b)(d)	1,774,204
	Total Brazil	13,079,329
Colombia — 7.6%
	Republic of Colombia:
2,000,000	8.470% due 3/17/13 (b)(d)	2,205,000
4,000,000	6.970% due 11/16/15 (b)	4,150,000
	Total Colombia	6,355,000
Ecuador — 3.8%
	Republic of Ecuador:
377,400	12.000% due 11/15/12 (d)	389,100
2,775,000	9.000% due 8/15/30 (d)	2,729,906
	Total Ecuador	3,119,006
Mexico — 10.3%
	United Mexican States:
479,000	7.500% due 1/14/12	509,656
800,000	Medium-Term Notes, 5.625% due 1/15/17	745,000
7,200,000	Medium-Term Notes, Series A, 5.750% due 1/13/09 (b)	7,264,800
	Total Mexico	8,519,456
Panama — 7.3%
6,128,051	Republic of Panama, PDI, 5.563% due 7/17/16 (b)	6,066,770
Peru — 7.8%
	Republic of Peru:
3,443,500	FLIRB, 5.000% due 3/7/17 (b)	3,305,760
3,298,250	PDI, 5.000% due 3/7/17 (b)	3,182,811
	Total Peru	6,488,571
Philippines — 1.5%
990,000	Republic of the Philippines, 10.625% due 3/16/25	1,242,450
Russia — 11.5%
	Russian Federation:
2,933,333	8.250% due 3/31/10 (d)	3,068,267
6,115,000	5.000% due 3/31/30 (d)	6,527,762
	Total Russia	9,596,029
Turkey — 7.2%
	Republic of Turkey:
550,000	12.375% due 6/15/09	635,306
800,000	11.750% due 6/15/10	935,000
1,525,000	11.500% due 1/23/12	1,837,625
575,000	11.000% due 1/14/13	691,438
800,000	11.875% due 1/15/30	1,140,000

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2006

Face Amount	Security(a)	Value
Turkey — 7.2% (continued)
$625,000	Collective Action Securities, Notes, 9.500% due 1/15/14	$709,375
	Total Turkey	5,948,744
Ukraine — 1.5%
1,200,000	Republic of Ukraine, 8.235% due 8/5/09 (b)(d)	1,275,000
Uruguay — 1.3%
1,100,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	1,094,500
Venezuela — 7.1%
	Bolivarian Republic of Venezuela:
1,000,000	7.650% due 4/21/25	1,013,750
2,500,000	Collective Action Securities, 6.090% due 4/20/11 (b)(d)	2,490,625
2,380,766	DCB, Series DL, 5.563% due 12/18/07 (b)	2,383,742
	Total Venezuela	5,888,117
	TOTAL SOVEREIGN BONDS (Cost — $70,418,180)	72,976,138
LOAN PARTICIPATION(b)(e) — 4.2%
Morocco — 4.2%
3,477,486	Kingdom of Morocco, Tranche A, 5.688% due 1/2/09 (JPMorgan Chase & Co., UBS Financial Services Inc.) (Cost — $3,424,984)	3,468,793
CORPORATE BONDS & NOTES — 1.4%
Mexico — 0.2%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
40,000	10.250% due 6/15/07	41,600
100,000	9.375% due 5/1/12	107,000
20,000	12.500% due 6/15/12	22,200
	Total Mexico	170,800
Russia — 1.2%
1,030,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	1,032,575
	TOTAL CORPORATE BONDS & NOTES (Cost — $1,202,993)	1,203,375
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $75,046,157)	77,648,306

SHORT-TERM INVESTMENT — 6.6%
Repurchase Agreement — 6.6%
5,500,000	Merrill Lynch, Pierce, Fenner & Smith Inc., repurchase agreement dated 5/31/06, 5.020% due 6/1/06; Proceeds at maturity - $5,500,767; (Fully collateralized by U.S. Treasury Notes, 4.125% due 8/15/08; Market value - $5,612,955) (Cost — $5,500,000)	5,500,000
	TOTAL INVESTMENTS — 100.0% (Cost — $80,546,157#)	83,148,306

(a)	All securities segregated as collateral pursuant to loan agreement, swap contracts, futures contracts and/or reverse repurchase agreements.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(c)	Security is currently in default.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2006

Abbreviations used in this schedule:
DCB - Debt Conversion Bond
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
MYDFA - Multi-Year Depository Facility Agreement
PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other

Notes to Schedule of Investments (unaudited) (continued)

things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,943,992
Gross unrealized depreciation	(1,341,843)
Net unrealized appreciation	$2,602,149

Transactions in reverse repurchase agreements for the Fund during the period ended May 31, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$ 6,300,348	4.05%	$10,260,000

Interest rates on reverse repurchase agreements was 4.05% during the period ended May 31, 2006. Interest expense incurred on reverse repurchase agreements totaled $65,209.

At May 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

Face
Amount	Security	Value
$5,706,400	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 3/8/06
	bearing 4.050% to be repurchased at $5,940,719 on 3/13/07, collateralized
	by: $5,600,000 United Mexican States, Medium-Term Notes,
	Series A, 5.750% due 1/13/09; Market value
	(including accrued interest) - $5,694,228 (Cost - $5,706,400)	$5,706,400

At May 31, 2006, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	12/28/00
Notional Amount:	$16,000,000
Payments Made by Fund:	Fixed Rate 6.130%
Payments Received by Fund:	Floating Rate (6 Month LIBOR)
Termination Date:	12/29/10
Unrealized Appreciation/Depreciation	$(384,789)

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	3/3/05

Notes to Schedule of Investments (unaudited) (continued)

Notional Amount:	$17,000,000
Payments Made by Fund:	Fixed Rate 4.805%
Payments Received by Fund:	Floating Rate (6 Month LIBOR)
Termination Date:	3/3/15
Unrealized Appreciation/Depreciation	$965,663

At May 31, 2006, the Fund held loan participations with a total cost of $3,424,984 and a total market value of $3,468,793.

3. Loan

At May 31, 2006, the Fund had a $20,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $15,000,000 outstanding with CXC, LLC (the “Lender”). The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:  July 28, 2006